Preparation basis and presentation of Combined Carve-out Financial Statements - Vasta Platform (Successor) (Tables)	12 Months Ended
Dec. 31, 2019
Vasta Platform (Successor) | Somos Group
Preparation basis and presentation of Combined Carve-out Financial Statements
Schedule of assets and liabilities acquired for business combination
Current assets	648,600
Cash and cash equivalents	160,967
Trade receivables	140,991
Inventories (i)	281,708
Taxes recoverable	34,508
Prepayments	27,400
Other receivables	3,026
Non-current assets	2,121,706
Property, plant and equipment	56,852
Intangible assets - Trademarks (ii)	614,958
Intangible assets – Contractual Portfolio (iii)	1,109,388
Other intangible assets	87,939
Deferred tax assets	84,187
Judicial deposits and escrow accounts (v)	168,302
Other receivables	80
Current liabilities	879,381
Bonds and financing	311,030
Suppliers	414,095
Taxes payable	793
Salaries and social contributions	85,021
Contract liabilities and deferred income	57,355
Other liabilities	11,087
Non-current liabilities	1,881,188
Bonds and financing	1,322,270
Accounts payable for business combination	10,589
Provision for risks of tax, civil and labor losses (iv)	544,328
Other liabilities	4,001
Net Assets (A)	9,737
Total of Consideration paid for the Business (B) (vi)	3,296,000
Goodwill (B - A) (vii)	3,286,263

(i)

Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(ii)

Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated taking into account the contractual customer relationships existing on the acquisition date; royalty rates of 6% for publishing companies and 7.2% for teaching systems were used based in the market rates of companies with similar activities as the Business, which represents a market rate; at last, the discount rate (Weighted Averaged Cost of Capital (“WACC”)) used was 13% p.a.

(iii)

The following assumptions were used to determine the contractual portfolio’s fair value: the same estimated revenue described in the previous item was considered, with an average contract termination period of three years and three months; A nominal discount rate of 13.5% p.a. was used, which is equivalent to the WACC, plus an additional risk premium, of 0.5%.

(iv)

Provisions for contingent liabilities assumed by the Business were recognized when potential non-compliance with labor and civil legislation arising from past practices of Somos were identified. Thus, at acquisition date, the Business assessed whether there was a present obligation and if the fair value could be measured reliably. Fair value was estimated based on the evaluation of available evidence, including the advice of internal and external legal advisors.

(v)

Includes an indemnification asset from the seller in connection with the acquisition of Somos by Cogna Group, in order to indemnify the Business for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$149.6 million.

(vi)	Refers to consideration paid for other businesses of Somos Educação S.A. that are not part of these combined carve-out financial statements.
(vii)

Goodwill is recognized based on expected synergies from combining the operations of the acquiree and the acquiror, as well as due to an expected increase in the Business’ market-share due to the penetration of the business products and services in regions where the Business did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Business (i.e. when the Business merges or spin off the businesses acquired) and therefore the tax and accounting basis of the net assets acquired are the same as of the acquisition date. In this regard, as the Business considers it will be entitled to the deductibility of the amortization or depreciation of the net assets acquired after the completion of the corporate restructuring referred to in note 1 above , no deferred income tax was recorded on this Business Combination, except for the portion of goodwill and fair value adjustments of prior business combinations carried out by the Predecessor Somos Anglo which does not have a tax basis (for tax purposes goodwill and fair value adjustments are comprised of two components being the first component goodwill and fair value adjustment of prior business combination and the second component being the acquisition of the predecessor by the successor). See note 19 a for a discussion related to a tax Infaction Notice received by the predecessor Somos Anglo.